UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $163,774 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    10086   149200 SH       SOLE                   149200        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     6157   222600 SH       SOLE                   222600        0        0
BOSTON PROPERTIES INC          COM              101121101    18521   245500 SH       SOLE                   245500        0        0
DIGITAL RLTY TR INC            COM              253868103    16227   299400 SH       SOLE                   299400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    15346   391986 SH       SOLE                   391986        0        0
HOME PROPERTIES INC            COM              437306103     6089   130100 SH       SOLE                   130100        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    13646   931484 SH       SOLE                   931484        0        0
KIMCO REALTY CORP              COM              49446R109     9811   627300 SH       SOLE                   627300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    16078   457400 SH       SOLE                   457400        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    31682   377615 SH       SOLE                   377615        0        0
VORNADO RLTY TR                SH BEN INT       929042109    20131   265932 SH       SOLE                   265932        0        0